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Barristers & Solicitors

File Reference:  4340 - 030 – SEC filings

Via EDGAR and Delivered

February 7, 2005

SECURITIES AND EXCHANGE COMMISSION

450 Fifth Street, N.W.
Washington , D.C.
U.S.A. , 20549-0405

Attention:          Mr. S. Thomas Kluck II, Division of Corporation Finance

Dear Mr. Kluck:

Re:

Fortune Partners, Inc. (the “Company”)

File No. 333-120951

FILING OF AMENDED FORM SB-2 IN ACCORDANCE WITH

SEC INITIAL COMMENT LETTER DATED DECEMBER 30, 2004

We are counsel for the above-referenced Company and are pleased to advise that the Company has now amended its Registration Statement on Form SB-2 (the “Registration Statement” or “prospectus” as the context so requires) in accordance with the comments of the reviewing staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) as set forth in the SEC’s initial comment letter dated December 30, 2004 (the “SEC Letter”).

On behalf of the Company we are now pleased to enclose a copy of Amendment No. 1 to the Registration Statement of the Company in this matter (including two further courtesy copies for the Staff’s ease of review) together with a complete comparative copy of the same (including two further courtesy copies) which, we confirm on behalf of the Company, necessarily indicates each of the revisions which have now been made to the enclosed Registration Statement since the Company’s initial filing in this instance on December 2, 2004.  We confirm that the enclosed Registration Statement is a copy of the filing submitted electronically pursuant to Regulation S-T on this day.

The following, we confirm, are responses addressing the comments in the SEC Letter.  We also confirm that the comments in the SEC letter are sequentially numbered and that the answers set forth hereinbelow refer to each of the comments by number and by citing the location of each response thereto in the enclosed Registration Statement where applicable.  We also confirm that the page numbers referenced in this response letter relate to the information set forth in the hard copy version of the enclosed Registration Statement marked to show changes to the Registration Statement as delivered by courtesy copy and may not directly correspond to the unmarked or Edgar versions thereof.

            As a preliminary statement we thank both you and the remaining Staff very much for the opportunity of working with you in connection with the Company’s Registration Statement filing.

General

1.         The Staff’s comment has been noted and we confirm that the Company’s Registration Statement has now been revised to cover the resale of only 2,744,000 (or 54.88%) of the issued and outstanding shares of common stock of the Company rather than the 4,170,000 common shares as originally sought for resale.  We also confirm that these shares for resale now represent 70% of the selling shareholders’ total shareholdings in and to the Company in this instance.

            As a consequence of the reduction by the Company of the number of common shares sought for resale under its Registration Statement, we respectfully submit that the Staff might no longer consider the proposed selling shareholders to be “underwriters” under the United States Securities Act of 1933, as amended (the “Securities Act”) in this instance and, in addition, that the Company’s proposed offering no longer appears to be an “at the market offering of equity securities by or on behalf of the registrant” so as to fall within Rule 415 of Regulation C under the Securities Act.  Correspondingly, we respectfully submit that, with the reduced offering size, the Company’s offering not be considered to be a primary offering and that the selling shareholders might now be entitled to sell and offer their common shares “at the market” in this instance.

2.         The Staff’s comment has been noted and we confirm that all references to the Company acquiring mineral rights have now been revised to explicitly state that, while the Company paid US $10,000 for the mineral claims, legal ownership of the claims is vested in the Company’s Chief Executive Officer, Paul D. Brock.  In this regard we reaffirm, as disclosed, that, by a Declaration of Trust dated November 29, 2004, Mr. Brock declared his legal ownership to be subject to the Company’s beneficial ownership; as he holds the mineral rights in trust for the Company.

3.         The Staff’s comment has been noted and we confirm that the Registration Statement has now been revised so as to better provide for the disclosures required by Industry Guide 7(b).  In addition, we confirm that in order, we trust, to provide greater comfort respecting the current disclosure of the Company’s mineral interests, we now enclose a complete copy of the Company’s entire and referenced “geological report prepared by E.R. Kruchkowski, B.Sc, P.Geo., dated October 25, 2004” (the “Geological Report”) in this matter.  If requested by the Staff we confirm that the Company would be pleased to include the Geological Report as a further exhibit to its Registration Statement; however, we respectfully suggest that the shear volume and complexity of the additional information contained in the Geological Report might be more confusing to the average investor.  In this regard we specifically confirm that the section titled “Description of Business” in the Registration Statement has now been revised and expanded upon to include greater particulars relating to:

(a)        we confirm that a more detailed description of the location and means of access to the Company’s mineral claims is now set forth in the second paragraph under the section titled “Description of Property” on page 43 of the Registration Statement;

(b)        we confirm that a map showing the location of the mineral claims has now been taken from the Geological Report and inserted after the section on page 34 of the Registration Statement titled “Location and Access”;

(c)                we confirm, as now stated in the fifth paragraph on page 45 of the Registration Statement, that the Company has now added the following disclosure respecting the only additional conditions to obtain or retain title to the mineral claims in this instance:

“We have filed the applicable work expenditures required by British Columbia mining regulations which extends the mineral claims to July 9, 2005.  The claims require CAD $100 (US $83.33) of exploration work per year for each unit to maintain the mineral rights plus a filing fee of CAD $10 (US $8.33) per CAD $100 of work filed.  This means that CAD $7,200 (US $6,000) worth of exploration work is required plus a CAD $720 (US $600) filing fee to hold the mineral claims for an additional year.  The company could spend additional monies and make the mineral claims valid for more than one year.”;

and, correspondingly, we confirm, as stated in the Registration Statement, that there are no other such conditions;

(d)        we confirm that a brief description of the rock formation and mineralization of existing or potential economic significance on the property has now been set forth beginning in the final paragraph on page 43 and continuing to the middle of page 45 of the Registration Statement under the section titled “Description of Property” ; and due to the length of the disclosure we have not repeated it here;

(e)        we confirm that a better description of the present condition of the property is now set out on page 44 of the Registration Statement under the section titled “Description of Property”, where the Company now refers to the latest figures released by Pacific Cassiar Ltd., indicating the total ore reserves in the surrounding area, and continuing with a discussion of mineralization prospects in the area; and due to the length of the disclosure we have not repeated it here;

(f)         we confirm that the total cost of the property incurred to date is correctly referred to on page 45 of the Registration Statement under the section titled “Description of Property” with regard to the cost to acquire the mineral claims (that being US $10,000) and the cost of the Geological Report (that being CAD $2,500).  In this regard we confirm, as previously disclosed, that the Company has yet to incur costs related to prospective exploration on the mineral claims. As for planned future costs, we confirm that a very detailed chart, as taken from the Geological Report, is set out on pages 45 to 47 of the Registration Statement under the section titled “Description of Property” and respecting each of stages one and two of phase one and phase two of the recommended work program as set forth in the Geological Report; and due to its length we have not repeated the disclosure here;

(g)        we confirm, as set forth at the beginning of page 46 of the Registration Statement under the section titled “Description of Property”, that there is no equipment or facilities located on the property and that, as there is no source of power on the property, power will be supplied by mobile generators; and

(h)        we confirm that the Registration Statement now contains a clear statement on page 45 of the Registration Statement under the section titled “Description of Business” that the property is without known reserves and that the proposed program is exploratory in nature.

4.         The Staff’s comment has been noted and we confirm that a small-scale map showing the location and access to the property, as taken from the Geological Report, has now been inserted into the Registration Statement and can be found on page 34 after the section titled “Location and Access”.

Prospectus Cover Page

5.         The Staff’s comment has been noted and we reaffirm, as set forth hereinabove, that the Company has now reduced the percentage of shares being sold by the selling shareholders from 100% to 70% of their existing positions.  Thus, we confirm that the total number of shares being sold will be 2,744,000 shares, representing 54.88% of the Company’s issued and outstanding shares, rather than the 4,170,000 shares as originally stated in the Company’s Registration Statement.  Consequently, and as set forth hereinabove, we reaffirm that the subject securities will not be sold at a fixed price but at the price of $0.10 per share until the Company’s shares are quoted on the OTC Bulletin Board and, thereafter, at prevailing market prices or previously negotiated prices at the time of sale.

6.         The Staff’s comment has been noted and we reaffirm, as set forth hereinabove, that the Company has now reduced the percentage of shares being sold by the selling shareholders from 100% to 70% of their existing positions.  Thus, we reaffirm that the total number of shares being sold will be 2,744,000 shares, representing 54.88% of the Company’s issued and outstanding shares, rather than the 4,170,000 shares as originally stated in the Company’s Registration Statement.  Correspondingly, we respectfully submit that Staff might no longer consider the proposed selling shareholders to be “underwriters” under the Securities Act and, in addition, that the Company’s proposed offering no longer appears to be an “at the market offering of equity securities by or on behalf of the registrant” so as to fall within Rule 415 of Regulation C under the Securities Act.  Correspondingly, we respectfully submit that, with the reduced offering size, the Company’s offering not be considered to be a primary offering and that the selling shareholders might now be entitled to sell and offer their common shares “at the market” in this instance.

7.         The Staff’s comment has been noted and we confirm that the cross-reference to the “Risk Factors” section of the Company’s Registration Statement has now been highlighted in bold font and capitalized as required by Item 501(a)(5) of Regulation S-B on page 3.

Prospectus Summary

8.         The Staff’s comment has been noted and we confirm that the Company has taken out the references to the exhibits appearing throughout the prospectus and including, without limitation, references to exhibits 10.1 and 10.2 and references in the business section.  We also kindly note and appreciate the Staff’s comment that exhibits which are part of the Registration Statement generally are not attached to the prospectus.

Risk Factors Affecting Operating Results

9.         The Staff’s comment has been noted and we confirm that the Company has now moved the title “Risk factors affecting operating results” one paragraph below to indicate that it is a heading under which the other sub-headings of risk factors fall.  Where possible we confirm that the Company has also now attempted to expand upon each risk factor description in order to be more explicit about the risk factors discussed in the prospectus.

10.       The Staff’s comment has been noted and we confirm that the estimated phase two expenses were incorrectly stated in Canadian dollars and rounded up to $167,000 on page 9.  We confirm that the correct amount of estimated phase two expenses of US $166,667 is now correctly stated throughout the Registration Statement.

11.       The Staff’s comment has been noted and we confirm that the Company has now revised the referenced subheading to attempt to make it as succinct as possible.  In response to the Staff’s comment we also confirm that the Company has now revised the business section to describe the particulars of the Bill of Sale of the mineral claims to Paul D. Brock and the subsequent Declaration of Trust agreement between the Company and Mr. Brock respecting the same.

12.       The Staff’s comment has been noted and we confirm that, in accordance with the Staff’s comment, the Company has now deleted the following risk factors in as much as they are or may appear to have been too generic, are readily transferable to other offering documents or apply primarily to a mining company in the production stage in this instance:

(a)        “Because market factors in the mining business are out of our control, we may not be able to market any minerals that may be found.”;

(b)        “The infrastructure that is necessary to support mining operations may be affected by events beyond our control.”;

(c)        “Smelter supply arrangements that we may arrange in the future are susceptible to the long-term suppliers honouring their contracts.”;

(d)        “We may be faced with reclamation obligations in the future.”;

(e)        “Our profitability is directly dependent on worldwide metal prices and the forces of supply and demand, both of which are extremely volatile.”;

(f)         “We may engage in the practice of commodity hedging in the future which provides no guarantee of price protection and may prevent us from profiting from price increases.”; and

(g)        “Due to the limited lives of mines and the constant need to replace and expand mineral reserves, we may acquire more mines in the future which may or may not be successful.”

13.       The Staff’s comment has been noted and we confirm that, in accordance with the Staff’s comment, the Company has now deleted the following risk factor in as much as it is or may appear to be redundant in addressing government regulation of the Company’s activities:

“As we undertake exploration of our mineral claims, we will be subject to compliance with government regulation that may increase the anticipated time and cost of our exploration program.”.

14.       The Staff’s comment has been noted and we confirm that the Company has now added the following risk factor on page 11 of the Registration Statement that attempts to address the fact that the Company’s property has not been examined in the field by a professional geologist or mining engineer.

“Because our property has not been examined in the field by a professional geologist or mining engineer, our business may be adversely affected by inaccurate estimates of mineral reserves.

Our business relies upon the accuracy of our determination as to whether a given deposit has significant mineable minerals.  Our reported mineral reserves and resources are only estimates.  No assurance can be given that the estimated mineral reserves and resources will be recovered or that they will be recovered at the rates estimated.  Our reserve estimates are imprecise and depend on geological analysis based partly on statistical inferences drawn from drilling and sample analysis, which may prove unreliable, and assumptions about operating costs and copper prices.  Accordingly, our mineral reserve and resource estimates may require revision (either up or down) based on actual production experience.”.

Risks Related to the Securities Market

15.       The Staff’s comment has been noted and we confirm that certain disclosure has now been added to the Company’s Registration Statement under this risk factor on page 15 respecting the selling shareholders, who are British Columbia residents, and how their hold period affects the price and volume of shares being sold in the first year.  In addition, we also confirm that the specified time frame for becoming a reporting issuer in British Columbia is now addressed.

16.       The Staff’s comment has been noted and we confirm that the going concern opinion is an important risk factor that has been relocated under the section titled “Risk factors affecting operating results” on page 8 of the Registration Statement rather than under the section titled “Risks Related to the Securities Market”.

Determination of Offering Price

17.       The Staff’s comment has been noted and we reaffirm, as set forth hereinabove, that the Company has now reduced the percentage of shares being sold by the selling shareholders from 100% to 70% of their existing positions.  Thus, we reaffirm that the total number of shares being sold will be 2,744,000 shares, representing 54.88% of the Company’s issued and outstanding shares, rather than the 4,170,000 shares as originally stated in the Company’s Registration Statement.  Correspondingly, we respectfully again submit that Staff might no longer consider the proposed selling shareholders to be “underwriters” under the Securities Act and, in addition, that the Company’s proposed offering no longer appears to be an “at the market offering of equity securities by or on behalf of the registrant” so as to fall within Rule 415 of Regulation C under the Securities Act.  Correspondingly, we respectfully submit that, with the reduced offering size, the Company’s offering not be considered to be a primary offering and that the selling shareholders might now be entitled to sell and offer their common shares “at the market” in this instance.

Selling Shareholders

18.       The Staff’s comment has been noted and we confirm that, in accordance with the Staff’s comment, the Company has disclosed the name of the natural person with voting and dispositive control over the only selling stockholder now that is a company; specifically, SM Capital Ltd.  We also confirm, for the Staff’s information, and as now set forth on pages 42 and under Item 26 in the Registration Statement as follows, that:

“Effective on December 31, 2004, 250,000 shares of the company which had been issued by the company on September 30, 2004 in consideration for the settlement of an aggregate of $5,000 in legal services were returned to treasury and cancelled; with such legal fees then being reinstated as a liability to the company.”.

            In this regard we confirm that the Company’s previous selling shareholder in this respect, that being Bridan Investments Ltd., is a company incorporated under the laws of Nevis, whose sole director, with voting and dispositive power, is Daniel MacMillan, and whose shares, while registered in the name of IFG Trust Services, are beneficially owned by the writer who, with such company, had held its interests in and to the subject shares of the Company in trust for the managing associates of Devlin Jensen in settlement of Devlin Jensen’s previous account with the Company.  We confirm that, as our firm became lead and continuing counsel for the Company in connection with its within and initial Registration Statement filing, the managing associates of Devlin Jensen determined that it was in the best interests of the Company, the selling shareholders and the Company’s within prospectus filing to ensure that there could never be an actual or perceived conflict of interest due to our firm’s direct or indirect interest in and to any shares of the Company and, in addition, it was determined that the resulting lack of such ownership would allow our firm to be better perceived as truly independent to the interests of this filing.  Correspondingly, and after much discussion with the Company, we confirm that it was mutually determined that said 250,000 shares should be returned to treasury and cancelled by the Company.

Plan of Distribution

19.       The Staff’s comment has been noted and we reaffirm, as set forth hereinabove, that the Company has now reduced the percentage of shares being sold by the selling shareholders from 100% to 70% of their existing positions.  Thus, we reaffirm that the total number of shares being sold will be 2,744,000 shares, representing 54.88% of the Company’s issued and outstanding shares.  Correspondingly, we respectfully again submit that Staff might no longer consider the proposed selling shareholders to be “underwriters” under the Securities Act and, in addition, that the Company’s proposed offering no longer appears to be an “at the market offering of equity securities by or on behalf of the registrant” so as to fall within Rule 415 of Regulation C under the Securities Act.  Correspondingly, the selling shareholders will sell their shares at a price of $0.10 per share until the Company’s shares are quoted on the OTC Bulletin Board and, thereafter, at prevailing market prices or privately negotiated prices at the time of sale.

Directors, Executive Officers, Promoters and Control Persons

20.       The Staff’s comment has been noted and we confirm that the Registration Statement has now been revised in order to attempt to describe in more detail the employment of each officer and director of the Company during the past five years, including the name and business of the person’s employer, beginning and ending dates of employment and the positions held; all in accordance with Item 401(a)(4) of Regulation S-B.  In accordance with the Staff’s comment, we confirm that the Company has also now included the approximate percentage of their time that officers worked on affairs of the Company in the last year and other significant responsibilities they currently have with other companies.

Interests of Named Experts and Counsel

21.       The Staff’s comment has been noted and we reaffirm, as set forth hereinabove, that we have hereby already and supplementally provided the SEC with a complete copy of the subject Geological Report in this instance.

Disclosure of Commission Position on Indemnification for Securities Act Liabilities

22.       The Staff’s comment has been noted and we confirm that the Company has now provided specific disclosure on any indemnification provisions against liability of the Company’s directors under the Nevada Revised Statutes and the Company’s Bylaws.  To the best of our knowledge we confirm that we understand that there are no other applicable indemnification provisions under any statute, charter or contract, including the British Columbia Securities Act, the Securities Act or the Securities and Exchange Act of 1934, which would limit the liability of the Company’s directors, officers and control persons.

Description of Business

23.       The Staff’s comment has been noted and we confirm that the statement “[t]he Stewart area has one of the largest silver mines in British Columbia when compared to mines of similar geology” in the Registration Statement has now been removed.

24.       The Staff’s comment has been noted and we confirm that, in accordance with the Staff’s comment, the references to the mineral claims in the second paragraph of this section have now been clarified.  We confirm, in this respect, that there are four mineral claims with a total area of 1,800 hectares, each mineral claim totaling 450 hectares.  Each claim is further subdivided into 18 units consisting of 25 hectares each, for a total number of 72 units consisting of 1,800 hectares.

25.       The Staff’s comment has been noted and we confirm the following information has now been included in the Registration Statement:

a.       Paul D. Brock did not pay for the mineral claims.  Rather, the Company paid US $10,000 for the claims.

b.         The nature of the interest held by Paul D. Brock in the mineral properties is fiduciary in nature since title to the property belongs to him but he holds the property in trust for the Company.  Accordingly, Mr. Brock is the legal owner of the property while the Company is the beneficial owner.  Mr. Brock’s ownership is subject to the Company’s interest and any transfer by Mr. Brock of title to a third party without the knowledge or consent of the Company is a breach of the Declaration of Trust agreement between Mr. Brock and the Company.

c.         The amount which the Company paid for the mineral claims is US $10,000 and the payee was Teuton Resources Corp.

d.         On October 4, 2004 three additional members were elected to the Board of Directors for a total of four Board members.  A new President was appointed and the former President became the Principal Accounting Officer and Secretary.  Subsequent to that, Paul D. Brock, the Company’s Chief Executive Officer, President and director, and Donald M. Prest, the Company’s Principal Accounting Officer, Secretary, Treasurer and director, each acquired 500,000 shares of the Company’s common stock at a price of $0.001 per share.  Mr. Brock and Mr. Prest each paid a total purchase price of $500 for their shares on September 9, 2004.

      On August 27, 2004 the former President of the Company loaned $2,000 to the Company to pay for organizational costs. This loan did not bear interest and was repaid on September 30, 2004.  During the period the Company recognized a total of $250 for donated rent provided by a partnership, of which the former President of the Company is a partner.  Included in liabilities is $2,000 accrued in favour of a partnership, of which the former President of the Company is a partner, for accounting services rendered.

       Other than the purchase of the shares, Mr. Brock and Mr. Prest have not entered into any agreements with the Company in which they are to receive from the Company or provide to the Company anything of value except for the services of Mr. Prest during September of 2004 which were valued at $5,000 and donated to the Company.  It is anticipated that the value of 10% of Mr. Prest’s and Mr. Brock’s time would be valued at $1,000 per month each and donated to the Company.

With regard to the mineral claims, the Company acquired the claims on October 25, 2004 through its Chief Executive Officer, Paul D. Brock.  By Declaration of Trust Mr. Brock declared his legal ownership to be in name only and subject to the beneficial ownership of the Company.

Definitions

26.       The Staff’s comment has been noted and we confirm that the Registration Statement has now been revised to attempt to better define technical words through the context of the discussion as much as possible.  For words that could not be adequately defined in the text, we confirm that the Company has now provided definitions in the glossary and, in addition, we confirm that the Company has attempted to include in the glossary only those geologic or technical terms not understood by the average investor and which cannot be defined in the text.

27.       The Staff’s comment has been noted and we confirm that the Company has now removed terms that were defined in the glossary but not used in the business section, such as “Induced Polarization survey”, “airborne geophysical surveys”, “geophysics” and “ore”.

History and Previous Work

28.       The Staff’s comment has been noted and we confirm that the source of the historical facts referenced in this section is from the Geological Report which has herewith now been filed supplementally by the Company.

Employees

29.       The Staff’s comment has been noted and we confirm that each of the officers of the Company will spend approximately 10% of their time, equating to approximately five hours per week, working on the Company’s business.

Management’s Discussion and Analysis and Plan of Operations

30.       The Staff’s comment has been noted and we confirm that the Company has now clarified the section titled “Plan of Operations” commencing on page 40 of the Registration Statement to attempt to more fully describe the Company’s plan of operations for the next twelve months.  In particular we confirm that the Company has now provided more detail of the Company’s specific plan of operations, including detailed milestones, the anticipated time frame for beginning and completing each milestone, the estimated expenses associated with each milestone and the expected source of such funding  Specifically, we confirm that the Company has now provided that these milestones may be divided into three categories: (i) registering its shares and obtaining a trading symbol over the OTCBB; (ii) completing stage one of phase one of its exploration program; and (iii) completing stage two of phase one and phase two of its exploration program.  We also confirm that the Company has now also included a discussion of the analysis to be undertaken in deciding whether to proceed with phase two of its exploration program.

31.       The Staff’s comment has been noted and we confirm that the statement “[w]e will need further financing of $25,000 in the summer of 2006 to complete stage two of phase one” is inaccurate and has now been removed from the Registration Statement.  Rather, we confirm that stage one of phase one is scheduled to commence in late June of 2005 and is estimated to cost US $12,500, and that stage two of phase one is scheduled to commence in October of 2005 and is estimated to cost US $25,000.  In total we confirm that phase one is expected to take approximately four months to complete.  Once phase one is complete and the results have been reviewed, the Company will make a determination as to whether to proceed with phase two.

32.       The Staff’s comment has been noted and we confirm that, throughout this section on pages 40 and 41 of the Registration Statement, the Company has now carefully disclosed that, while it presently has sufficient cash to complete stage one of phase one of the exploration program, it presently has a cash shortfall to complete stage two of phase one which will require additional financing.

33.       The Staff’s comment has been noted and we confirm that the Company has provided a more detailed description of the criteria that the Company will use in determining whether it will commence with phase two of the business plan.  We confirm that the Company will only proceed with phase two of the plan if it can secure financing to cover the expenses of phase two and if the phase one results reveal sufficient evidence of viable mineral deposits to warrant further exploration.

34.       The Staff’s comment has been noted and we confirm that the possibility of the Company entering into a joint venture partnership is remote and that it would be based solely on the Company’s need to raise financing in order to further develop its mineral claims.  Therefore, we confirm that the Company has now removed the previous paragraph which stated “We may consider entering into a joint venture partnership to provide the required funding to develop the mineral claims.” from the Registration Statement.

35.       The Staff’s comment has been noted and we confirm that the Company has now provided a separately captioned section titled “Off Balance Sheet Arrangements” on page 48 of the Registration Statement.  We confirm that the Company discloses that it has no such transactions.

Results of Operations

36.       The Staff’s comment has been noted and we reaffirm, as referenced hereinabove, that the Company paid US $10,000 to acquire the mineral claims and registered them in the name of Paul D. Brock due to the fact that British Columbia mining laws do not allow a foreign corporation to hold a British Columbia mining claim.  To avoid the costs of creating a British Columbia wholly-owned subsidiary to hold title, therefore, we confirm that the Company registered the claims in the name of Mr. Brock.

37.       The Staff’s comment has been noted and we reaffirm that the cost to acquire the mineral claims was US $10,000 and not CAD $10,000.

Certain Relationships and Related Transactions

38.       The Staff’s comment has been noted and we confirm that the Company has now made the necessary disclosures as required by Item 404(a) of Regulation S-B in this instance, including the name of the person, the person’s relationship to the issuer, the nature of the person’s interest in the transaction and the amount of such interest and, again including, reference to the Declaration of Trust which is an exhibit to the Registration Statement.

Market for Common Equity and Related Shareholder Matters

39.       The Staff’s comment has been noted and we confirm that there are now 36 shareholders of the Company.  In accordance with the Staff’s comment we also reaffirm, as set forth hereinabove, that, as now set forth on pages 42 and under Item 26 in the Registration Statement:

“Effective on December 31, 2004, 250,000 shares of the company which had been issued by the company on September 30, 2004 in consideration for the settlement of an aggregate of $5,000 in legal services were returned to treasury and cancelled; with such legal fees then being reinstated as a liability to the company.”.

Reports to Security Holders

40.       The Staff’s comment has been noted and we confirm that the Company has now provided the information required by Item 101(c) of Regulation S-B in this instance.  For the Staff’s reference we confirm that the Company has now provided the information in a separately captioned section titled “Reports to Security Holders” on page 50 of the Registration Statement.

Financial Statements (General)

41.       The Staff’s comment has been noted and we confirm that, in accordance with the updating requirements of Item 310(g) of Regulation S-B, the Company has now provided certain financial information as at December 31, 2004 in the Registration Statement along with an updated Independent Auditor’s Report consenting to the use of the revised audited financial statements as at September 30, 2004 in this instance.

Note 2 -Summary of Significant Accounting Policies

42.       The Staff’s comment has been noted and we confirm that the Company’s functional currency is the same as its reporting currency; which is U.S. currency.  We confirm that note “2.k)” to the Company’s financial statements has now been revised in that respect.

Note 3 - Mineral Properties

43.       The Staff’s comment has been noted and we reaffirm, as set forth hereinabove, that the mineral claims which are held in trust for the Company by Paul D. Brock cover a total area of 1,800 hectares, with each of the four claims covering an area of 450 hectares.  Each claim is further divided into 18 units with each unit consisting of 25 hectares.  The area encompassing the four mineral claims is thus divided into 72 units and consists of 1,800 hectares in total.

Recent Sales of Unregistered Securities

44.       The Staff’s comment has been noted and we reaffirm, as set forth hereinabove, that, as now set forth on pages 42 and under Item 26 in the Registration Statement:

“Effective on December 31, 2004, 250,000 shares of the company which had been issued by the company on September 30, 2004 in consideration for the settlement of an aggregate of $5,000 in legal services were returned to treasury and cancelled; with such legal fees then being reinstated as a liability to the company.”.

Exhibits

45.       The Staff’s comment has been noted and we confirm that the opinion being provided with the Company’s Registration statement is now given by the Stepp Law Group, of Newport Beach , California , and pursuant to which, we understand, each of the Nevada Constitution and all applicable statutory provisions and reported judicial decisions interpreting those laws have now been considered.

Signatures

46.       The Staff’s comment has been noted and we confirm that the Company’s accounting officer has now signed the Registration Statement in that capacity.

We trust that each of the foregoing and the attached and enclosed amendments to the Company’s Registration Statement filing are clear and satisfactory for this point in time and, in addition, will satisfy the comments of Staff as contained in the SEC letter.  However, should the SEC have any further questions or comments respecting any of the same, or should the SEC require any further information or documentation respecting the Company in this regard, please do not hesitate to immediately contact the writer at any time.

On behalf of the Company we sincerely thank and appreciate the SEC’s prompt attention to and ongoing cooperation in this matter, and we now welcome our receipt from the SEC of any final questions or comments which the SEC may have in this matter and at the SEC’s earliest convenience hereafter.  In the interim we remain, always,

Yours very truly,

Devlin Jensen

Per

“Thomas J. Deutsch”

  THOMAS J. DEUTSCH

Attachments via EDGAR and Enclosures

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